Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Finished goods	R$ 8,558,025	R$ 9,271,708
Semi-finished goods	663,182	568,914
Raw materials, production inputs and packaging	2,747,525	3,356,660
Maintenance materials	869,953	766,994
Advances to suppliers	124,285	62,573
Imports in transit	1,067,094	2,308,252
Total	R$ 14,030,064	R$ 16,335,101